Summary of Warrants Issued to Non-Employees for Services (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised	0	(1,000)
Balance at end of period	682,141	259,299
Balance at beginning of period	$ 7.75	$ 7.45
Granted	$ 5.68
Exercised (Weighted Average Exercise Price)		$ 5.70
Balance at end of period	$ 6.47	$ 7.75
Warrants exercisable at end of period (Weighted Average Exercise Price)	$ 7.31	$ 7.44
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	10,071	416,634
Granted (Number of Warrants)
Exercised	(10,071)	(166,667)
Forfeited (expired) (Number of Warrants)		(239,896)
Balance at end of period		10,071
Warrants exercisable at end of period (Number of Warrants)		10,071
Balance at beginning of period	$ 0.30	$ 3.58
Granted
Exercised (Weighted Average Exercise Price)	$ 0.30	$ 0.30
Forfeited (expired) (Weighted Average Exercise Price)		$ 6.00
Balance at end of period		$ 0.30
Warrants exercisable at end of period (Weighted Average Exercise Price)		$ 0.30
Weighted average fair value of warrants granted during the period (Weighted Average Exercise Price)